Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Document Type	6-K
Document Period End Date	Mar 31, 2013
Amendment Flag	true
Amendment Description	N.A.
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0000818686
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	Teva Pharmaceutical Industries Ltd
Trading Symbol	TEVA
Entity Voluntary Filers	Yes
Entity Well Known Seasoned Issuer	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q1
Entity Common Stock Shares Outstanding	943,760,745

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,901	$ 5,102
Cost of sales	2,311	2,493
Gross Profit	2,590	2,609
Research and development expenses, net	329	292
Selling and marketing expenses	995	928
General and administrative expenses	307	312
Impairments loss contingencies restructuring and others	85	149
Operating income	874	928
Financial expenses - net	175	70
Income before income taxes	699	858
Provision for income taxes	53	(9)
Share in losses of associated companies - net	20	12
Net income	626	855
Net loss attributable to non-controlling interests	(4)	(4)
Net Income attributable to Teva.	$ 630	$ 859
Earnings per share attributable to Teva:
Basic	$ 0.74	$ 0.98
Diluted	$ 0.74	$ 0.97
Weighted average number of shares (in millions):
Basic	855	880
Diluted	856	882

COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Comprehensive Income [Abstract]
Net income	$ 626	$ 855
Other comprehensive income, net of tax
Currency translation adjustment	(318)	772
Unrealized gain (loss) on derivative financial instruments	66	(68)
Unrealized gain from available-for-sale securities	6	30
Other	10	0
Total comprehensive income	390	1,589
Comprehensive loss attributable to the non-controlling interests	6	1
Comprehensive income attributable to Teva	$ 396	$ 1,590

CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 1,394	$ 2,879
Accounts receivable	5,416	5,572
Inventories	5,385	5,502
Deferred taxes	1,035	1,142
Other Current Assets	1,186	1,260
Total current assets	14,416	16,355
Other non-current assets	1,385	1,338
Property, plant and equipment, net	6,291	6,315
Identifiable intangible assets, net	7,331	7,745
Goodwill	18,646	18,856
Total assets	48,069	50,609
Current liabilities:
Short-term debt and current maturities of long term liabilities	2,720	3,006
Sales reserves and allowances	4,911	4,934
Accounts payable and accruals	3,144	3,376
Other current liabilities	1,581	1,572
Total current liabilities	12,356	12,888
Long-term liabilities:
Deferred income taxes	1,639	1,849
Other taxes and long term payables	1,322	1,293
Senior notes and loans	9,938	11,712
Total long term liabilities	12,899	14,854
Total liabilities	25,255	27,742
Teva shareholders' equity:
Ordinary shares	50	50
Additional paid-in capital	13,487	13,474
Retained earnings	12,708	12,346
Accumulated other comprehensive loss	(251)	(17)
Treasury shares	(3,280)	(3,085)
Stockholders' equity attributable to Teva shareholders	22,714	22,768
Non-controlling interests	100	99
Total equity	22,814	22,867
Total liabilities and equity	$ 48,069	$ 50,609

CONSOLIDATED BALANCE SHEETS (Parenthetical) (ILS) In Millions, except Per Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
CONSOLIDATED BALANCE SHEETS
Ordinary shares, authorized	2,500	2,500
Ordinary shares, issued	944	944
Treasury, shares	92	87
Common Stock, Par or Stated Value Per Share	0.1	0.1

CONSOLIDATED STATEMENTS OF CASH FLOW (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Operating activities:
Net income	$ 626	$ 855
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	387	519
Net change in operating assets and liabilities	60	(277)
Deferred Income Taxes Net And Uncertain Tax Positions	(100)	(406)
Impairment of long lived assets	15	87
Stock-based compensation	18	20
Other non-cash items	99	(41)
Gain from sale of long lived assets and investments	(3)	(1)
Net cash provided by operating activities	1,102	756
Investing activities:
Purchase of property, plant and equipment	(264)	(274)
Purchase of investments and other assets	(104)	(8)
Proceeds From Sales of Long Lived Assets And Investments	143	126
Other investing activities	(41)	(38)
Net cash used in investing activities	(266)	(194)
Financing activities:
Purchase of treasury shares	(200)	(533)
Net change in short-term credit	(20)	143
Dividends paid	(281)	(174)
Proceeds from exercise of options by employees	2	12
Repayment of long-term loans and other long-term liabilities	(1,762)	(61)
Other financing activities	1	0
Net cash used in financing activities	(2,260)	(613)
Translation adjustment on cash and cash equivalents	(61)	17
Net change in cash and cash equivalents	(1,485)	(34)
Balance of cash and cash equivalents at beginning of period	2,879	1,096
Balance of cash and cash equivalents at end of period	$ 1,394	$ 1,062

BASIS OF PRESENTATION	3 Months Ended
Mar. 31, 2013
Basis Of Presentation [Abstract]
Significant Accounting Policies

NOTE 1 – Basis of presentation:

The accompanying unaudited condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements. In the opinion of management, the financial statements reflect all adjustments necessary to fairly state the financial position and results of operations of Teva Pharmaceutical Industries Limited (“Teva” or the “Company”). These consolidated financial statements and notes thereto are unaudited and should be read in conjunction with the Company's audited financial statements included in its Annual Report on Form 20-F for the year ended December 31, 2012, as filed with the Securities and Exchange Commission. Amounts at December 31, 2012, were derived from the audited balance sheet at that date, but not all disclosures required by accounting principles generally accepted in the United States are included. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of results that could be expected for the entire fiscal year.

RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Mar. 31, 2013
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

NOTE 2 – Recently adopted and issued accounting pronouncements:

In March 2013, the Financial Accounting Standard Board (“FASB”) issued ASU 2013-05, which resolves a question relating to the release of a cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets. ASU 2013-05 is effective for fiscal years beginning after December 15, 2013, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-04, which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles. The update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-02, which relates to additional reporting and disclosure of amounts reclassified out of accumulated other comprehensive income (“OCI”). Under this guidance, companies are required to disclose the amount of income (or loss) reclassified out of OCI to each line item on the income statement where net income is presented. The guidance allows companies to elect whether to disclose the reclassification in the notes to the financial statements or in the income statement. This update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2012.

In January 2013, the FASB issued ASU 2013-01, which clarifies that a previous update applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This update is effective for annual and interim reporting periods for fiscal years beginning on or after January 1, 2013. Teva's adoption of this standard did not have a material impact on its consolidated statements.

In July 2012, the FASB issued ASU 2012-02, which amends previous guidance on testing certain indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Teva's adoption of this standard did not have a material impact on its consolidated statements.

CERTAIN TRANSACTIONS	3 Months Ended
Mar. 31, 2013
Certain Transactions [Abstract]
Certain Transactions

NOTE 3 – Certain transactions:

Sale of animal health unit:

On September 14, 2012, Teva entered into an agreement to sell its U.S.-based animal health unit for up to $145 million. The transaction closed in January 2013, at which time Teva received a payment of $50 million. Teva also received a milestone payment of $25 million during the first quarter of 2013.

Debt repayment:

During the first quarter of 2013, Teva prepaid a total of $1.8 billion of debt, consisting of $1 billion principal amount of the 1.7% senior notes due 2014, $500 million principal amount of the 5.55% senior notes due 2016, and $248 million of the European Investment Bank floating rate loan due 2015.

NOTE 3 – Certain transactions:

Sale of animal health unit:

On September 14, 2012, Teva entered into an agreement to sell its U.S.-based animal health unit for up to $145 million. The transaction closed in January 2013, at which time Teva received a payment of $50 million. Teva also received a milestone payment of $25 million during the first quarter of 2013.

Debt repayment:

During the first quarter of 2013, Teva prepaid a total of $1.8 billion of debt, consisting of $1 billion principal amount of the 1.7% senior notes due 2014, $500 million principal amount of the 5.55% senior notes due 2016, and $248 million of the European Investment Bank floating rate loan due 2015.

INVENTORIES	3 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Inventories
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2013	2012

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,830	$2,871
Raw and packaging materials	1,603	1,754
Products in process	767	751
Goods in transit	185	126

	$5,385	$5,502

EARNINGS PER SHARE	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share

NOTE 5 – Earnings per share:

Basic earnings per share is computed by dividing net income attributable to Teva by the weighted average number of ordinary shares outstanding during the period, net of treasury shares.

In computing diluted earnings per share for the three months ended March 31, 2013 and 2012, respectively, basic earnings per share was adjusted to take into account the potential dilution that could occur upon: (i) the exercise of options and non-vested restricted stock units (“RSUs”) granted under employee stock compensation plans and one series of convertible senior debentures, using the treasury stock method; and (ii) the conversion of the remaining convertible senior debentures using the “if-converted” method, by adding interest expense on the debentures and amortization of issuance costs, net of tax benefits, and by adding the weighted average number of shares issuable upon assumed conversion of the debentures to net income.

REVENUE RECOGNITION	3 Months Ended
Mar. 31, 2013
Revenue Recognition [Abstract]
Revenue Recognition [Text Block]

NOTE 6 – Revenue recognition:

The Company recognizes revenues from product sales, including sales to distributors when persuasive evidence of an arrangement exists, delivery has occurred, the selling price is fixed or determinable and collectability is reasonably assured. This generally occurs when products are shipped and title and risk and rewards for the products are transferred to the customer.

Revenues from product sales are recorded net of provisions for estimated chargebacks, rebates, returns, cash discounts and other deductions, such as shelf stock adjustments, which can be reasonably estimated. When sales provisions are not considered reasonably estimable by Teva, the revenue is deferred to a future period when more information is available to evaluate the impact.

Provisions for rebates and chargebacks including Medicaid and other governmental program discounts, including those required by the U.S. health care reform, rebates and other promotional items, such as shelf stock adjustments, are included in “sales reserves and allowances” under “current liabilities.” These provisions are recognized concurrently with the sales of products. Provisions for doubtful debts and prompt payment discounts are netted against “accounts receivable.”

Calculations for these deductions from sales are based on historical experience and the specific terms in the individual agreements. Rebates and chargebacks are the largest components of sales reserves and allowances. Rebates are recognized based on contractual obligations in place at the time of sales with consideration given to relevant factors that may affect the payment as well as historical experience for estimated market activity. Provisions for estimating chargebacks are determined using historical chargeback experience, or expected chargeback levels and wholesaler sales information for new products, which are compared to externally obtained distribution channel reports for reasonableness. Shelf-stock adjustments are granted to customers based on the existing inventory of a customer following decreases in the invoice or contract price of the related product and are estimated based on expected market performance. Teva records a reserve for estimated sales returns by applying historical experience of customer returns to the amounts invoiced and the amount of returned products to be destroyed versus products that can be placed back in inventory for resale.

Revenue resulting from the achievement of milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract or as a measure of substantive progress towards completion under the contract.

Revenues and other arrangements from licensees, sales of licensed products and technology, are recorded in accordance with the contract terms, when third-party sales can be reliably measured and collection of the funds is reasonably assured.

Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2013	2012
	U.S. $ in millions
Rebates	$2,943	$2,983
Chargebacks	1,219	1,273
Returns	473	506
Other	276	172
	$4,911	$4,934

EQUITY	3 Months Ended
Mar. 31, 2013
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated Other Comprehensive Loss

The following table provides details about reclassifications out of accumulated other comprehensive loss for the three months ended March 31, 2013:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss	Affected Line Item in the Statement of Income
	U.S. $ in millions
Currency translation adjustment	$17	Financial expense

Other	1	Provision for income taxes

Total reclassifications for the period	$18

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares/ADSs, of which, as of March 31, 2013, $1.63 billion remains available for repurchases. This repurchase authorization has no time limit.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended March 31,
	2013	2012
	in millions
Amount spent on shares repurchased	$200	$533
Number of shares repurchased	5.2	11.9

ENTITY-WIDE DISCLOSURES	3 Months Ended
Mar. 31, 2013
Entity Wide Disclosures [Abstract]
Entity-Wide Disclosures

NOTE 8 – Entity-wide disclosure:

Financial reports to Teva's chief operating decision makers evolve over time as Teva's business develops, as well as following major acquisitions. In past years, Teva has reported under a notion of “One Teva.” In 2012, following the appointment of Teva's new Chief Executive Officer, Dr. Jeremy M. Levin, Teva completed a comprehensive review of its strategy, organizational and business structure and began implementing changes to support the new strategy and to align the organization. Following the completion of these procedures in 2013, the Company intends to re-evaluate its entity-wide disclosure and segment reporting. For the purposes of these unaudited financial statements for the three months ended March 31, 2013, Teva has continued to report under a single segment, as in the past.

Revenues by geographic area were as follows:

	Three months ended March 31,
	2013	2012

	U.S. $ in millions
United States:
Generic	$895	$1,219
Specialty	1,480	1,497
Others	66	36
Total United States	2,441	2,752
Europe*:
Generic	873	801
Specialty	412	368
Others	209	181
Total Europe	1,494	1,350
Rest of the World:
Generic	547	597
Specialty	176	209
Others	243	194
Total Rest of the World	966	1,000
Total revenues	$4,901	$5,102

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.

FAIR VALUE MEASUREMENT	3 Months Ended
Mar. 31, 2013
Fair Value Measurement [Abstract]
Fair Value Measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of March 31, 2013 and December 31, 2012 are classified in the tables below in one of the three categories described above:

	March 31, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$137	$-	$-	$137
Cash deposits and other	1,257	-	-	1,257
Marketable securities*:
Auction rate securities	-	-	25	25
Collateral debt obligations	-	-	1	1
Equity securities	76	-	-	76
Structured investment vehicles	-	99	-	99
Other	7	-	-	7
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(38)	-	(38)
Interest rate and cross-currency swaps (liabilities)	-	(83)	-	(83)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate and cross-currency swaps (assets)	-	11	-	11
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$1,477	$9	$(105)	$1,381

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities*:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other - mainly debt securities	5	-	-	5
Derivatives **:
Liability derivatives - mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

* Marketable securities consist mainly of debt securities classified as available-for-sale and are recorded at fair value. The fair value of quoted securities is based on current market value (Level 1 input) or observable prices (Level 2 input). When securities do not have an active market or observable prices, fair value is determined using a valuation model (Level 3 input). This model is based on reference to other instruments with similar characteristics, or a discounted cash flow analysis, or other pricing models making use of market inputs and relying as little as possible on entity-specific inputs.

** Derivatives primarily represent foreign currency and option contracts, interest rate and cross-currency swaps which are valued primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies.

Changes in fair value of available for sale securities, net of taxes, are reflected in other comprehensive income. Unrealized losses considered to be temporary are reflected in other comprehensive income; unrealized losses that are considered to be other-than-temporary are charged to income as an impairment charge.

At March 31, 2013 and December 31, 2012, the remaining credit loss was $3 million and $5 million, respectively.

The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	March 31,	December 31,
	2013	2012

	U.S. $ in millions
Carrying value at the beginning of the period	$(98)	$(139)
Amount realized	(8)	(10)
Contingent consideration in connection with Cephalon acquisition	-	40
Net change to fair value:
Included in earnings - financial expense - net	1	4
Included in accumulated other comprehensive loss	-	7

Carrying value at the end of the period	$(105)	$(98)

Cephalon had contingent consideration liabilities related to future milestone payments due to past acquisitions.

We determined the fair value of the liability for the contingent consideration based on a probability weighted discounted cash flow analysis. This fair value measurement is based on significant unobservable inputs in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with future milestone payments was based on several factors, including:

• Cash flows projected from the success of unapproved product candidates in the U.S. and Europe;

• Probability of success for product candidates including risks associated with uncertainty, achievement and payment of milestone events;

• Time and resources needed to complete the development and approval of product candidates;

• Life of the potential commercialized products and associated risks of obtaining regulatory approvals in the U.S. and Europe; and

• Risk adjusted discount rate for fair value measurement.

The contingent consideration payments have been recorded as a liability, and their fair value will be evaluated quarterly or more frequently if circumstances dictate. Changes in the fair value of contingent consideration will be recorded in earnings.

Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes to the contingent consideration liability.

Financial Instruments Not Measured at Fair Value

Teva's financial instruments consist mainly of cash and cash equivalents, marketable securities, current and non-current receivables, short-term credit, accounts payable and accruals, long-term loans and other long-term senior notes and loans, convertible senior debentures and derivatives.

The fair value of the financial instruments included in working capital and non-current receivables approximates their carrying value. The fair value of long-term bank loans mostly approximates their carrying value, since they bear interest at rates close to the prevailing market rates.

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	March 31,	December 31,
	2013	2012

	U.S. $ in millions

Senior notes included under long term liabilities	$(9,049)	$(10,494)
Senior notes and convertible senior debentures included under short term liabilities	(2,615)	(2,870)

Carrying value at the end of the period	$(11,664)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
At March 31, 2013 and December 31, 2012, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

March 31, 2013	$345	$331	$28	$14
December 31, 2012	$541	$533	$27	$19

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	3 Months Ended
Mar. 31, 2013
Financial Instruments And Risk Management Abstract]
Financial Instruments and Risk Management

Note 10 – Derivative instruments and hedging activities:

Interest rate and cross-currency swaps

During the first quarter of 2011, the Company entered into swap agreements with respect to its $250 million principal amount of 1.70% Senior Notes due 2014. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $1.1 billion principal amount of three month LIBOR plus 0.9% Senior Notes due 2013. The purpose of these interest rate swap agreements was to change the interest rate from floating to fixed rate. As a result of these agreements, Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.

During the fourth quarter of 2011, the Company entered into swap agreements with respect to its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate and cross-currency swap agreements was to convert the notes' denomination from dollars to Euros. As a result of these agreements, Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to reduce its exposure resulting mainly from payroll costs denominated in new Israeli shekels.

During the first quarter of 2012, Teva entered into short term cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2012 sales and other expenses and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the third quarter of 2012 and the first quarter of 2013, Teva entered into cash flow hedge transactions to help protect Teva's European subsidiaries from anticipated exposure on 2013 sales and other expenses and partially cover that exposure resulting from the fluctuation of the U.S. dollar against the Euro.

During the fourth quarter of 2012, the Company entered into swap agreements with respect to its $1.3 billion principal amount of 2.95% Senior Notes due 2022. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate.

During the first quarter of 2013, the Company entered into swap agreements with respect to $500 million of its $1.0 billion principal amount of 6.15% Senior Notes due 2036. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $500 million principal amount, as compared to the stated 6.15% fixed rate.

During the first quarter of 2013, the Company entered into swap agreements with respect to $250 million of its $875 million principal amount of 3.65% Senior Notes due 2021. The purpose of these interest rate swap agreements was to change the interest rate from fixed to floating rate. As a result of these agreements, Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.19% on the $250 million principal amount, as compared to the stated 3.65% fixed rate.

The above transactions were accounted for by Teva as hedge accounting.

Derivative instrument disclosure
The fair value of derivative instruments consists of:
		Fair value
	Reported under	March 31, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Other non-current assets	$11	$4

Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	$20	$20

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(83)	$(109)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	$(38)	$(29)

Derivatives on foreign exchange contracts hedge Teva's balance sheet items from currency exposure but are not designated as hedging instruments for accounting purposes. With respect to such derivatives, gains of $2 million and $14 million were recognized under financial expenses-net for the three months ended March 31, 2013 and 2012, respectively. Such gains offset the revaluation of the balance sheet items also booked under financial expenses - net.

With respect to the interest rate and cross-currency swap agreements, gains of $10 million and $5 million were recognized under financial expenses – net for each of the three months ended March 31, 2013 and 2012, respectively. Such gains mainly reflect the differences between the fixed interest rate and the floating interest rate.

LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER	3 Months Ended
Mar. 31, 2013
Legal Settlements Impairment Restructuring And Acquisition Costs [Abstract]
Legal Settlements, Impairment, Restructuring and Acquisition Costs
NOTE 11 – Impairments, loss contingencies, restructuring and others:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2013	2012
	U.S. $ in millions
Restructuring	$41	$40
Legal settlements and reserves	27	19
Impairments of long-lived assets	15	87
Other expenses	2	3

Total	$85	$149

CONTINGENCIES	3 Months Ended
Mar. 31, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

NOTE 12 – Contingencies:

General

From time to time, Teva and its subsidiaries are subject to claims for damages and/or equitable relief arising in the ordinary course of business. In addition, as described below, in large part as a result of the nature of its business, Teva is frequently subject to patent litigation. Teva believes that it has meritorious defenses to all actions brought against it and vigorously pursues the defense or settlement of each such action. Except as described below, Teva does not currently have a reasonable basis to estimate the loss, or range of loss, that is reasonably possible with respect to such actions.

Teva records a provision in its financial statements to the extent that it concludes that a contingent liability is probable and the amount thereof is estimable. Based upon the status of these cases, management's assessment of the likelihood of damages, and the advice of counsel, no provisions have been made except as noted below. Because litigation outcomes and contingencies are unpredictable, and because excessive verdicts can occur, these assessments involve complex judgments about future events and can rely heavily on estimates and assumptions.

Based on currently available information, Teva believes that none of the proceedings brought against it described below is likely to have a material adverse effect on its financial condition. However, if one or more of such proceedings were to result in final judgments against Teva, such judgments could be material to its results of operations and cash flow in a given period. In addition, Teva may incur significant legal and related expenses in the course of defending its positions even if the facts and circumstances of a particular litigation do not give rise to a provision in the financial statements.

From time to time, Teva seeks to develop generic versions of patent-protected pharmaceuticals for sale prior to patent expiration in various territories. In the United States, to obtain approval for most generics prior to the expiration of the originator's patent(s), Teva must challenge the patent(s) under the procedures set forth in the Hatch-Waxman Act of 1984, as amended. To the extent that Teva seeks to utilize such patent challenge procedures, Teva is and expects to be involved in patent litigation regarding the validity, enforceability or infringement of the originator's patent(s). Teva may also be involved in patent litigation involving the extent to which alternate manufacturing process techniques may infringe originator or third-party process patents. From time to time, Teva is also involved in litigation regarding patents in other countries where it does business. The laws concerning generic pharmaceuticals and patents differ from country to country.

Additionally, depending upon a complex analysis of a variety of legal and commercial factors, Teva may, in certain circumstances, elect to market a generic version even though litigation is still pending. This could be before any court decision is rendered or while an appeal of a lower court decision is pending. To the extent Teva elects to proceed in this manner, it could face substantial liability for patent infringement if the final court decision is adverse to Teva.

The general rule for damages in patent infringement cases is that the patentee should be compensated by no less than a reasonable royalty, and it may also be able in certain circumstances to be compensated for its lost profits. The amount of a reasonable royalty award would be calculated based on the sales of Teva's generic product. The amount of lost profits would be based on the lost sales of the branded product. The launch of an authorized generic and other generic competition may be relevant to the damages calculation. In addition, in some jurisdictions, such as the United States, the patentee may seek consequential damages as well as enhanced damages of up to three times the profits lost by the patent holder for willful infringement, although courts have typically awarded much lower multiples.

Although Teva currently has insurance coverage for certain products and types of damages for patent infringement, a claim for coverage may be subject to a deductible, involve a co-insurance participation, exceed policy limits or ultimately be found to relate to damages that are not covered by Teva's policy, and insurance for additional products may be difficult to obtain. Furthermore, any insurance recovery would not be recognized for financial statement purposes until collection is assured.

Teva's business inherently exposes it to potential product liability claims. As Teva's portfolio of available medicines continues to expand, the number of product liability claims asserted against Teva has increased. Teva maintains product liability insurance coverage in amounts and with terms that it believes are reasonable and prudent in light of its business and related risks. However, Teva sells, and will continue to sell, pharmaceuticals that are not covered by insurance; in addition, it may be subject to claims for which insurance coverage is denied as well as claims that exceed its policy limits. Product liability coverage for pharmaceutical companies is becoming more expensive and increasingly difficult to obtain. As a result, Teva may not be able to obtain the type and amount of coverage it desires.

In connection with third-party agreements, Teva may under certain circumstances be required to indemnify, and may be indemnified by, in unspecified amounts, the parties to such agreements against third-party claims. Teva's agreements with third parties may require Teva to indemnify them, or require them to indemnify Teva for the costs and damages incurred in connection with product liability claims, in specified or unspecified amounts.

Except as otherwise noted, all of the litigation matters disclosed below involve claims arising in the United States. All third-party sales figures given below are based on IMS data.

Intellectual Property Matters

In June 2007, Teva Canada commenced sales of its 2.5 mg, 5 mg, 7.5 mg, 10 mg and 15 mg olanzapine tablets, which are the generic versions of Eli Lilly's Zyprexa®. Zyprexa® had annual sales in Canada of approximately $180 million for the twelve months ended May 2007. Following the launch, Lilly sued Teva Canada for patent infringement. In October 2009, the patent at issue (which expired in April 2011) was held by the Federal Court to be invalid. In July 2010, the Federal Court of Appeal set aside the judgment and sent back two grounds of invalidity for reconsideration. In November 2011, the Federal Court again held the patent to be invalid. Lilly's subsequent appeal of the Federal Court's reconsideration decision was heard and dismissed from the bench by the Federal Court of Appeal on September 10, 2012. On November 8, 2012, Lilly filed an application for leave to appeal the decision. The Supreme Court of Canada has ordered an oral hearing on Lilly's application, which is scheduled for May 13, 2013.

In December 2007, Teva commenced sales of its 20 mg and 40 mg pantoprazole sodium tablets. Pantoprazole sodium tablets are the AB-rated generic versions of Wyeth's Protonix®, which had annual sales of approximately $2.5 billion for the twelve months ended September 2007. Altana Pharma and Wyeth Pharmaceuticals (collectively, “Wyeth”) had previously sued Teva for patent infringement, and in September 2007, the United States District Court for the District of New Jersey had denied Wyeth's motion for a preliminary injunction. In May 2009, the Court of Appeals for the Federal Circuit affirmed the District Court's denial of the preliminary injunction. Subsequently, a jury trial was held, and in April 2010, the jury returned a verdict finding that the patent, which Teva had infringed, was not invalid. In July 2010, the District Court denied Teva's motion to overturn the verdict. Teva intends to appeal the jury verdict and the District Court's decision, but cannot do so until after completion of the trial of the damages phase of the case, which is scheduled to begin June 3, 2013.

The patent at issue expired in July 2010, and Wyeth was granted pediatric exclusivity, which expired in January 2011. Teva's sales of pantoprazole sodium tablets prior to January 2011 were approximately $1.1 billion.

In January 2012, Wyeth filed confidential expert reports asserting claims for damages and prejudgment interest of approximately $2.1 billion. Wyeth has also asserted that Teva may be responsible for a percentage of the $960 million in damages allegedly caused by co-defendant Sun Pharmaceutical Industries, Ltd. Teva submitted its expert reports in April 2012, which estimated damages significantly below Wyeth's assessment. Although Wyeth's complaint alleged that defendants' infringement was willful, its subsequent written discovery responses stated that it did not intend to seek increased damages for willful infringement. Teva vigorously disputes Wyeth's claims as well as any liability for damages allegedly caused by Sun. Teva also disputes the amount of Wyeth's alleged damages and will contend that any damages allegedly caused by Teva are substantially less than asserted by Wyeth.

In light of a legal development in the third quarter of 2012 in an unrelated case pertaining to one of Teva's patent infringement defenses, management has recorded a provision in the amount of $670 million, which amount relates to the claims against Teva, in the financial statements for this matter. Management estimates that the ultimate resolution of this matter could potentially result in a loss of up to $1.4 billion for such claims in excess of the amount accrued.

Product Liability Matters

On June 23, 2011, the United States Supreme Court held, in Pliva, Inc. v. Mensing, one of the metoclopramide cases mentioned below, that federal law preempts state law product liability claims brought against generic pharmaceutical manufacturers under a “failure to warn” theory. Teva believes that this decision is likely to reduce its aggregate exposure in currently pending product liability lawsuits, including those described below, although the extent of such reduction is uncertain at this time. On March 19, 2013, the United States Supreme Court heard oral argument in Mutual Pharmaceutical Company, Inc. v. Bartlett after the United States Court of Appeals for the First Circuit held in that case that “design defect” claims against a generic manufacturer are not preempted by federal law because the manufacturer could have refrained from selling the product. The Supreme Court's decision in Bartlett could also affect Teva's aggregate exposure in its pending product liability lawsuits.

Teva subsidiaries Barr Pharmaceuticals and Duramed have been named as defendants in approximately 6,000 personal injury product liability cases brought against them and other manufacturers by plaintiffs claiming injuries from the use of certain estrogen and progestin products. The cases primarily involve medroxyprogesterone acetate (a progestin that has been prescribed to women receiving estrogen-containing hormone therapy). A much smaller number of cases involves Cenestin® (an estrogen-containing medicine sometimes prescribed to treat symptoms associated with menopause). A high percentage of the plaintiffs were unable to demonstrate actual use of a Barr or Duramed product. As a result, over 5,800 cases have been dismissed either on that basis or as a result of the Mensing decision. There are approximately 198 cases pending, and additional dismissals are possible. Of the 198 pending cases, approximately two thirds of them are in multidistrict litigation in an Arkansas federal court and involve the alleged ingestion of generic drugs. The vast majority of the claims are covered by insurance.

Teva and its subsidiaries have been named as defendants in approximately 4,000 product liability lawsuits brought against them and other manufacturers by approximately 4,400 plaintiffs claiming injuries (including allegations of neurological disorders, such as tardive dyskinesia) from the use of metoclopramide (the generic form of Reglan®). Certain of these claims are covered by insurance. For over twenty years, the FDA-approved label for metoclopramide has contained warning language about the risk of tardive dyskinesia, and that the risk of developing this disorder increased with duration of treatment and total cumulative dose. In February 2009, the FDA announced that manufacturers of metoclopramide would be required to revise the label, including the addition of a “black box” warning about the risk of tardive dyskinesia from long-term exposure to metoclopramide. It has not yet been determined how many plaintiffs actually used a Teva product. If the plaintiffs cannot demonstrate that they used a Teva product, Teva expects to be dismissed from at least some of those cases. Approximately 40% of plaintiffs are parties to cases against Teva that are part of a mass tort proceeding in the Philadelphia County Court of Common Pleas. All of the cases in the Philadelphia court have been stayed with respect to the generic defendants pending resolution of appeals regarding whether the claims should be dismissed due to federal preemption. Oral argument for those appeals was held on November 28, 2012. In addition to the Philadelphia mass tort proceeding, there are mass tort proceedings underway in state courts in California and New Jersey. In the California litigation, which now includes about half of the total plaintiffs, the trial court denied an attempt by the defendants to dismiss the case. The California Court of Appeals and the California Supreme Court declined to review the trial court's ruling. In the New Jersey proceeding, the trial court granted the defendants' motion to dismiss, on federal preemption grounds, all claims other than those based on an alleged failure to timely update the label. A federal case in the District of Vermont against Pliva, a subsidiary of Teva, is scheduled for trial in July 2013 based solely on the claim that the plaintiff's injuries were caused by the absence from Pliva's label of language in the “Indications,” “Usage” and “Dosing and Administration” sections of the label of the brand drug (Reglan®) that was approved by the FDA in July 2004. Another federal case against Pliva, in the Eastern District of North Carolina, in which the plaintiffs are attempting to pursue private enforcement of claims for alleged violations of federal regulations regarding post-market surveillance and adverse event reporting, is scheduled for trial later in the summer.

Competition Matters

In April 2006, Teva Pharmaceuticals USA, Inc. (“Teva USA”), Barr Laboratories, Inc. and Cephalon, Inc. (all subsidiaries of Teva) were named, along with Mylan Laboratories, Inc., Ranbaxy Laboratories Ltd. and Ranbaxy Pharmaceuticals, Inc., in a class action lawsuit filed in the United States District Court for the Eastern District of Pennsylvania. The case alleges generally that the settlement agreements entered into between the different generic pharmaceutical companies and Cephalon, in their respective patent infringement cases involving finished modafinil products (the generic version of Provigil®), were unlawful because the settlement agreements resulted in the exclusion of generic competition. The case was brought by King Drug Company of Florence, Inc. on behalf of itself and as a proposed class action on behalf of any other person or entity that purchased Provigil® directly from Cephalon from January 2006 until the alleged unlawful conduct ceases. The first generic modafinil product was launched in March 2012. Similar allegations have been made in a number of additional complaints, including those filed on behalf of proposed classes of direct and indirect purchasers, by an individual indirect purchaser, by certain retail chain pharmacies and by Apotex, Inc. These cases seek various forms of injunctive and monetary relief, including damages based on the difference between the brand price and what the generic price would have been, as well as disgorgement of profits, trebled under the relevant statutes, plus attorneys' fees and costs. At the time the settlement agreements were entered into, annual sales of Provigil® were approximately $500 million. Annual sales of Provigil® in March 2012, when the first generic modafinil product was launched, were approximately $1 billion. In February 2008, following an investigation of these matters, the Federal Trade Commission (“FTC”) sued Cephalon, alleging that Cephalon violated Section 5 of the Federal Trade Commission Act, which prohibits unfair or deceptive acts or practices in the marketplace, by unlawfully maintaining a monopoly in the sale of Provigil® and improperly excluding generic competition. In March 2010, the District Court denied defendants' motions to dismiss the federal antitrust claims and some of the related state law claims. Another class action lawsuit with essentially the same allegations was initiated by an independent pharmacy in Tennessee in November 2009 and dismissed in December 2010. In May 2010, another independent pharmacy also filed suit in Ohio with the same allegations. This case has been transferred to the Eastern District of Pennsylvania.

On October 31, 2011, the District Court hearing the antitrust cases described above, as well as patent claims brought by plaintiff Apotex, issued its decision regarding Apotex's invalidity claims as to Cephalon's Patent No. RE 37,516, finding the patent to be invalid based on obviousness, among other things, and unenforceable based on inequitable conduct. On March 29, 2012, the District Court ruled that Apotex's product does not infringe Cephalon's patent. Cephalon appealed the invalidity and inequitable conduct decisions on May 7, 2012. Plaintiffs in the antitrust case have asked the District Court to apply the inequitable conduct and invalidity findings to the antitrust cases in an effort to establish antitrust liability, but the District Court has not yet ruled on those requests. On April 8, 2013, the United States Court of Appeals for the Federal Circuit affirmed the District Court's rulings of invalidity and inequitable conduct in a per curiam decision. Cephalon will be moving for a rehearing before an en banc panel of the Federal Circuit.

On July 16, 2012, the United States Court of Appeals for the Third Circuit issued its decision in the In re K-Dur Antitrust Litigation, finding that patent settlement agreements between generic and branded pharmaceutical manufacturers should be analyzed not under a “scope of the patent” test that other federal Courts of Appeals have applied, but under a “quick look rule of reason” analysis. In doing so, it found that if a brand pharmaceutical company makes a payment to a generic pharmaceutical company under a settlement agreement in order to resolve patent litigation, the payment creates a rebuttable presumption that the agreement is an unreasonable restraint on trade. Because of the split of opinion among the Courts of Appeal regarding the applicable legal standard for reviewing patent litigation settlements, it is unclear what effect, if any, this ruling will have on the modafinil antitrust litigation or on other litigations listed herein. The defendants in the K-Dur case have filed petitions for a writ of certiorari to the United States Supreme Court. On December 7, 2012, the United States Supreme Court granted certiorari in Federal Trade Commission v. Watson Pharmaceuticals, Inc., (the “AndroGel case”), in which the United States Court of Appeals for the Eleventh Circuit held that settlement agreements between generic and branded pharmaceutical manufacturers should be analyzed under the “scope of the patent” test. Oral argument in the AndroGel case was heard on March 25, 2013, and a decision is expected before June 30, 2013. The District Court in the modafinil antitrust cases has stayed further proceedings pending resolution of the K-Dur certiorari petition, which will be resolved after a decision in the AndroGel case. The District Court has not yet set a schedule for pretrial or trial proceedings in the antitrust litigation.

In April 2011, the European Commission opened a formal investigation against both Cephalon and Teva to assess whether the 2005 settlement agreement between the parties may have had the object or effect of hindering the entry of generic modafinil. The opening of proceedings indicates that the Commission will investigate the case as a matter of priority, but does not mean that there has been a definitive finding of violation of law.

Barr has been named as a co-defendant with Bayer Corporation, The Rugby Group, Inc. and others in approximately 38 class action complaints filed in state and federal courts by direct and indirect purchasers of ciprofloxacin (Cipro®) from 1997 to the present. The complaints allege that a 1997 Bayer-Barr patent litigation settlement agreement was anti-competitive and violated federal antitrust laws and/or state antitrust and consumer protection laws. In March 2005, the court in the federal multi-district litigation granted summary judgment in Barr's favor and dismissed all of the federal actions before it. Following unsuccessful appeals and petitions for certiorari that were denied by the United States Supreme Court, the federal actions have effectively ended. In addition, all but three state cases (California, Kansas and Florida) have been dismissed. In the California case, the trial court granted defendants' summary judgment motions, and the California Court of Appeal affirmed in October 2011. Plaintiffs petitioned for review by the California Supreme Court, which has decided to hear the appeal; however, the California Supreme Court has suspended the briefing pending the Supreme Court's disposition of the K-Dur petition for certiorari, which will be resolved after a decision in the AndroGel case. The Kansas action is stayed, and the Florida action is in the very early stages, with no hearings or schedule set to date.

In December 2011, three groups of plaintiffs sued Wyeth and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving venlafaxine ER (generic Effexor® ER). The cases were filed by a purported class of direct purchasers, by a purported class of indirect purchasers and by certain chain pharmacies. Plaintiffs claim that the settlement agreement between Wyeth and Teva unlawfully delayed generic entry. Plaintiffs also have asserted claims against Wyeth alone for fraud on the United States Patent Office. The cases seek unspecified damages. Teva filed motions to dismiss on April 6, 2012. The Court has stayed the cases in their entirety pending the Supreme Court's disposition of the K-Dur petition for certiorari, which will be resolved after a decision in the AndroGel case.

In February 2012, two purported classes of direct-purchaser plaintiffs sued GlaxoSmithKline and Teva for alleged violations of the antitrust laws in connection with their settlement of patent litigation involving lamotrigine (generic Lamictal®). In August 2012, a purported class of indirect purchaser plaintiffs filed a nearly identical complaint against GSK and Teva. Plaintiffs claim that the settlement agreement unlawfully delayed generic entry. The cases seek unspecified damages. GSK and Teva filed motions to dismiss on August 15, 2012, and on December 6, 2012, the court dismissed the cases. Plaintiffs have appealed that decision, but the appeal has been stayed pending a decision in the AndroGel case.

Starting in September 2012, plaintiffs in eleven cases, including overlapping purported class actions, sued AstraZeneca and Teva, as well as Ranbaxy and Dr. Reddy's, for violating the antitrust laws by entering into settlement agreements to resolve the esomeprazole (generic Nexium®) patent litigation. These cases have all been consolidated and transferred to the District of Massachusetts. The cases are on the running trial list for February 2014. Defendants' motions to dismiss were denied on April 18, 2013.

In April 2013, purported classes of direct purchasers and end payors of Niaspan® (extended release niacin) sued Teva and Abbott for violating the antitrust laws by entering into a settlement agreement to resolve patent litigation over the product.

Teva believes that the agreements at issue in the foregoing matters are valid settlements to patent lawsuits and cannot form the basis of an antitrust claim. However, if the Supreme Court were to decide the AndroGel case by rejecting or restricting the “scope of the patent” test, it could potentially lead to increased scrutiny of Teva's patent settlements, additional administrative action by the FTC and increased risk of liability in Teva's currently pending antitrust litigations. In addition, the modafinil action is potentially in a different posture because of the inequitable conduct finding described above.

In January 2013, GlaxoSmithKline (GSK) filed a lawsuit against Teva for violations of the Lanham Act in the marketing of its Budeprion XL 300mg product. The lawsuit alleges that Teva made false representations when it said that its Budeprion XL 300mg product was bioequivalent to GSK's Wellbutrin® XL 300mg and “implicitly communicated” that the product was as safe and efficacious as GSK's product. GSK seeks hundreds of millions of dollars in lost profits, disgorgement and enhanced damages. At the time Teva began selling Budeprion XL 300mg, annual sales of Wellbutrin® XL 300mg were approximately $1 billion. Teva has filed a motion to dismiss the complaint on the grounds that GSK cannot challenge a determination of bioequivalence made by the FDA retroactively through the Lanham Act and that Teva's alleged statements were not false or misleading as a matter of law. Oral argument on the motion to dismiss is scheduled for May 30, 2013.

Government Reimbursement Investigations and Drug Pricing Litigation

Together with many other pharmaceutical manufacturers, Teva and/or its subsidiaries in the United States, including Teva Pharmaceuticals USA, Inc. (“Teva USA”), Sicor Inc., IVAX Pharmaceuticals, Inc., and Barr (collectively, the “Teva parties”), were named as defendants in a number of cases in state and federal courts throughout the country that relate generally to drug price reporting by manufacturers. Such price reporting is alleged to have caused governments and others to pay inflated reimbursements for covered drugs. These drug pricing cases, which seek unspecified amounts in money damages, civil penalties, treble damages, punitive damages, attorneys fees, and/or administrative, injunctive, equitable or other relief, are at various stages of litigation.

A number of state attorneys general and others have filed various actions against the Teva parties (either collectively or individually) relating to reimbursements or drug price reporting under Medicaid or other programs. The Teva parties reached settlements in most of these cases, and remain parties to litigation in Illinois, Missouri, Oklahoma, and Wisconsin. A settlement in principle has been reached in the Missouri case, and a settlement agreement was recently signed in the Oklahoma case. Trial in the Illinois case is scheduled to begin on October 28, 2013. A provision for the cases, including the settlements and settlements in principle, was included in the financial statements.

In December 2009, the United States District Court for the District of Massachusetts unsealed a complaint alleging that numerous drug manufacturers, including Teva USA and other subsidiaries, violated the federal False Claims Act in connection with Medicaid reimbursement for certain vitamins, dietary supplements and DESI products that were allegedly ineligible for reimbursement. The Department of Justice declined to join in the matter. The defendants, including Teva USA, filed a motion to dismiss, which was granted on February 25, 2013.

Other Government Investigations

In 2008, Cephalon entered into settlement agreements with the U.S. government and various parties and states relating to allegations of off-label promotion of Actiq®, Provigil® and Gabitril®. In connection with the settlements, Cephalon agreed to plead guilty to one misdemeanor violation of the U.S. Food, Drug, and Cosmetic Act, pay a fine and settlement, and enter into a five-year corporate integrity agreement with the Office of the Inspector General of the Department of Justice. Cephalon continues to defend against putative class action and other complaints regarding its sales and marketing practices with respect to such products. For example, Cephalon is a defendant in a putative class action filed in United States District Court for the Eastern District of Pennsylvania claiming that the plaintiffs suffered monetary losses because Actiq® was promoted and prescribed for uses not approved by the FDA when there were allegedly less expensive pain management drugs that were more appropriate for patients' conditions. A separate set of plaintiffs allege similar claims against Cephalon involving the drugs Provigil® and Gabitril®. Cephalon is also a defendant in a lawsuit filed by the State of South Carolina alleging violations of the state's unfair trade practices law in connection with the alleged off-label promotion of Actiq®, Provigil® and Gabitril®. Additionally, Cephalon has received and has responded to subpoenas related to Treanda®, Nuvigil® and Fentora®. On March 15, 2013, a federal False Claims Act complaint filed against Cephalon in the Southern District of New York was unsealed. The complaint alleges off-label promotion of Treanda® and Fentora®. The government has declined to intervene in the action.

Beginning in 2012, Teva received subpoenas and informal document requests from the SEC and the Department of Justice to produce documents with respect to compliance with the Foreign Corrupt Practice Act (“FCPA”) in certain countries. Teva is cooperating with the government. Teva is also conducting a voluntary investigation into certain business practices which may have FCPA implications and has engaged independent counsel to assist in its investigation. In the course of its investigation, which is continuing, teva has identified issues that could potentially rise to the level of FCPA violations and has brought them to the attention of the SEC and DOJ. These matters are in their early stages, and no conclusion can be drawn at this time as to any likely outcomes.

Environmental Matters

Teva's subsidiaries, including those in the United States and its territories, are parties to a number of proceedings, including some brought pursuant to the Comprehensive Environmental Response, Compensation and Liability Act (commonly known as the Superfund law) or other national, federal, provincial or state and local laws imposing liability for alleged non-compliance with various environmental laws and regulations or for the investigation and remediation of releases of hazardous substances and for natural resource damages. Many of these proceedings seek to require the generators of hazardous wastes disposed of at a third-party owned site, or the party responsible for a release of hazardous substances into the environment that impacted a site, to investigate and clean up the sites or to pay for such activities, including for oversight by governmental authorities, the response costs associated with such oversight and for any related damages to natural resources. Teva and/or certain of its subsidiaries have been made a party to these proceedings, along with other potentially responsible parties, as an alleged generator of wastes that were disposed of or treated at third-party waste disposal sites, or as a result of an alleged release from one of Teva and/or its subsidiaries' (or its predecessors') facilities or former facilities that may have adversely impacted the environment.

In many of these cases, the government or private litigants allege that the responsible parties are jointly and severally liable for the investigation and cleanup costs. Although the liability among the responsible parties may be joint and several, these proceedings are frequently resolved so that the allocation of cleanup and other costs among the parties reflects the relative contributions of the parties to the site conditions and takes into account other pertinent factors. Teva's potential liability varies greatly at each of the sites in the proceedings; for some sites the costs of the investigation, cleanup and natural resource damages have not yet been determined, and for others Teva's allocable share of liability has not been determined. At other sites, Teva has been paying a share of the costs, the amounts of which have not been, and are not expected to be, material. Teva has taken an active role in identifying those costs, to the extent they are identifiable and estimable, which do not include reductions for potential recoveries of cleanup costs from insurers, indemnitors, former site owners or operators or other potentially responsible parties. In addition, civil proceedings relating to alleged federal and state regulatory violations at some of Teva's facilities may result in the imposition of significant civil penalties (in amounts not expected to materially adversely affect Teva's results of operations) and the recovery of certain state costs and natural resource damages, and may require that corrective action measures be implemented.

Other Litigations

Teva's leading specialty medicine, Copaxone® (glatiramer acetate), which is responsible for a very significant contribution to Teva's profits and cash flow from operations, faces patent challenges in various jurisdictions, including the United States and various European countries. In August 2008, following the submission by Sandoz Inc. and Momenta Pharmaceuticals, Inc. of an ANDA for a generic version of Copaxone®, Teva sued Sandoz, its parent Novartis AG and Momenta in the United States District Court for the Southern District of New York for infringement of four Orange Book patents, which expire on May 21, 2014. An additional five patents are at issue in the litigation, including one process patent that expires on September 1, 2015. This case has been consolidated with a subsequently-filed patent infringement suit against Mylan Laboratories and Natco Pharma Limited. In August 2011, the District Court issued its claim construction opinion, which adopted all relevant interpretations by Teva and rejected all of the interpretations put forth by Sandoz/ Momenta and Mylan/Natco (collectively, the “Defendants”). A trial on inequitable conduct took place in June 2011, and a trial on validity and infringement took place in September 2011. On June 22, 2012, the District Court issued its trial decision, in which it upheld the validity and enforceability of the nine patents at issue and found that Defendants' purported generic products would infringe all nine patents. As a result of this decision, on July 24, 2012, the District Court enjoined the FDA from granting final approval to the Defendants' ANDAs prior to May 24, 2014, and enjoined the Defendants from selling their purported generic products until September 1, 2015. The Defendants have appealed the District Court's rulings, and a hearing is scheduled for May 7, 2013.

In April 2012, Teva filed suit in the United States District Court for the Southern District of New York against Synthon Pharmaceuticals (“Synthon”) following Synthon's submission of an ANDA for a generic version of Copaxone®. The filing of this action led to a 30-month stay of FDA approval of Synthon's ANDA. The litigation against Synthon remains stayed pending the resolution of the appeal in the Sandoz and Mylan action.

Mylan has also challenged the patents on Copaxone® in Europe. On March 1, 2011, Generics UK Limited (a Mylan subsidiary) initiated proceedings before the UK High Court challenging the validity of the U.K. counterpart to the Orange Book patents, which expires on May 23, 2015, and asserting that its proposed product does not infringe. On July 11, 2012, the court ruled in favor of Teva. Mylan has appealed the court's ruling, and an appellate hearing is scheduled for June 2013. On August 4, 2011, Mylan SAS, initiated revocation proceedings challenging the validity of the French counterpart to the Orange Book patents, which expires on May 23, 2015. No trial date has been scheduled. On September 20, 2012, Mylan B.V. initiated revocation proceedings challenging the validity of the Dutch counterpart to the Orange Book patents, which expires on May 23, 2015. A trial is scheduled for the end of June 2013. Mylan has also applied for a declaration of noninfringement for its proposed product, and a trial is scheduled for November 2013.

Although Teva believes that Copaxone® has strong patent protection and that an equivalent generic version would be difficult to develop, if the FDA were to approve one or more generic versions of Copaxone® and Teva's patents were successfully challenged, or if there were a launch at risk, Teva would face generic competition for Copaxone®, which would be likely to affect its results of operations adversely.

Other Teva innovative, branded or specialty medicines, including Azilect®, Nuvigil®, Amrix®, Fentora® and ProAir® HFA, are also subject to patent challenges.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended
Mar. 31, 2013
Basis Of Presentation [Abstract]
Fair value measurement

NOTE 9 – Fair value measurement:

The Company measures fair value and discloses fair value measurements for financial assets and liabilities. Fair value is based on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The accounting standard establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described below:

Level 1: Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2: Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3: Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

Financial items carried at fair value as of March 31, 2013 and December 31, 2012 are classified in the tables below in one of the three categories described above:

Recently issued accounting pronouncements

In March 2013, the Financial Accounting Standard Board (“FASB”) issued ASU 2013-05, which resolves a question relating to the release of a cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets. ASU 2013-05 is effective for fiscal years beginning after December 15, 2013, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-04, which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance in U.S. generally accepted accounting principles. The update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013, with early adoption being permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated statements.

In February 2013, the FASB issued ASU 2013-02, which relates to additional reporting and disclosure of amounts reclassified out of accumulated other comprehensive income (“OCI”). Under this guidance, companies are required to disclose the amount of income (or loss) reclassified out of OCI to each line item on the income statement where net income is presented. The guidance allows companies to elect whether to disclose the reclassification in the notes to the financial statements or in the income statement. This update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2012.

In January 2013, the FASB issued ASU 2013-01, which clarifies that a previous update applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This update is effective for annual and interim reporting periods for fiscal years beginning on or after January 1, 2013. Teva's adoption of this standard did not have a material impact on its consolidated statements.

In July 2012, the FASB issued ASU 2012-02, which amends previous guidance on testing certain indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Teva's adoption of this standard did not have a material impact on its consolidated statements.

INVENTORIES (Tables)	3 Months Ended
Mar. 31, 2013
Inventories Tables [Abstract]
Inventory current
NOTE 4 – Inventories:

Inventories consisted of the following:
	March 31,	December 31,
	2013	2012

	U.S. $ in millions
	Unaudited	Audited
Finished products	$2,830	$2,871
Raw and packaging materials	1,603	1,754
Products in process	767	751
Goods in transit	185	126

	$5,385	$5,502

SALE RESERVES AND ALLOWENCES (Tables)	3 Months Ended
Mar. 31, 2013
Revenue Recognition [Abstract]
Sales Reserves And Allowances Current [Text Block]
Sales reserves and allowances consisted of the following:
	March 31,	December 31,
	2013	2012
	U.S. $ in millions
Rebates	$2,943	$2,983
Chargebacks	1,219	1,273
Returns	473	506
Other	276	172
	$4,911	$4,934

EQUITY (Tables)	3 Months Ended
Mar. 31, 2013
Equity Tables [Abstract]
Treasury Stock Shares Acquired [Table Text Block]
	Three months ended March 31,
	2013	2012
	in millions
Amount spent on shares repurchased	$200	$533
Number of shares repurchased	5.2	11.9

Schedule Of Accumulated Other Comprehensive Income Loss [Table Text Block]

The following table provides details about reclassifications out of accumulated other comprehensive loss for the three months ended March 31, 2013:

Details about Accumulated Other Comprehensive Loss Components	Amount Reclassified from Accumulated Other Comprehensive Loss	Affected Line Item in the Statement of Income
	U.S. $ in millions
Currency translation adjustment	$17	Financial expense

Other	1	Provision for income taxes

Total reclassifications for the period	$18

ENTITY-WIDE DISCLOSURES (Tables)	3 Months Ended
Mar. 31, 2013
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
	Three months ended March 31,
	2013	2012

	U.S. $ in millions
United States:
Generic	$895	$1,219
Specialty	1,480	1,497
Others	66	36
Total United States	2,441	2,752
Europe*:
Generic	873	801
Specialty	412	368
Others	209	181
Total Europe	1,494	1,350
Rest of the World:
Generic	547	597
Specialty	176	209
Others	243	194
Total Rest of the World	966	1,000
Total revenues	$4,901	$5,102

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.

FAIR VALUE MEASUREMENT (Tables)	3 Months Ended
Mar. 31, 2013
Fair Value Measurement Tables [Abstract]
Financial items carried at fair value
	March 31, 2013
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$137	$-	$-	$137
Cash deposits and other	1,257	-	-	1,257
Marketable securities*:
Auction rate securities	-	-	25	25
Collateral debt obligations	-	-	1	1
Equity securities	76	-	-	76
Structured investment vehicles	-	99	-	99
Other	7	-	-	7
Derivatives **:
Liabilities derivatives - mainly options and forward contracts	-	(38)	-	(38)
Interest rate and cross-currency swaps (liabilities)	-	(83)	-	(83)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate and cross-currency swaps (assets)	-	11	-	11
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$1,477	$9	$(105)	$1,381

	December 31, 2012
	U.S. $ in millions
	Level 1	Level 2	Level 3	Total
Cash and cash equivalents:
Money market securities	$331	$-	$-	$331
Cash deposits and other	2,548	-	-	2,548
Marketable securities*:
Auction rate securities	-	-	32	32
Collateral debt obligations	-	-	1	1
Equity securities	72	-	-	72
Structured investment vehicles	-	100	-	100
Other - mainly debt securities	5	-	-	5
Derivatives **:
Liability derivatives - mainly options and forward contracts	-	(29)	-	(29)
Interest rate and cross-currency swaps (liabilities)	-	(109)	-	(109)
Asset derivatives - mainly options and forward contracts	-	20	-	20
Interest rate swaps (assets)	-	4	-	4
Contingent consideration in connection with Cephalon acquisition	-	-	(131)	(131)

Total	$2,956	$(14)	$(98)	$2,844

The fair value of the financial instruments that are measured on a basis other than fair value are presented in the below table:
	Estimated fair value*
	March 31,	December 31,
	2013	2012

	U.S. $ in millions

Senior notes included under long term liabilities	$(9,049)	$(10,494)
Senior notes and convertible senior debentures included under short term liabilities	(2,615)	(2,870)

Carrying value at the end of the period	$(11,664)	$(13,364)

* The fair value was estimated based on quoted market prices, where available.

Marketable Securities
At March 31, 2013 and December 31, 2012, the fair value, amortized cost and gross unrealized holding gains and losses of such securities were as follows:
	Fair value	Amortized cost	Gross unrealized holding gains	Gross unrealized holding losses
	U.S. $ in millions

March 31, 2013	$345	$331	$28	$14
December 31, 2012	$541	$533	$27	$19

Activity for financial assets estimated utilizing Level 3 inputs
The following table summarizes the activity for those assets and liabilities where fair value measurements are estimated utilizing Level 3 inputs:
	March 31,	December 31,
	2013	2012

	U.S. $ in millions
Carrying value at the beginning of the period	$(98)	$(139)
Amount realized	(8)	(10)
Contingent consideration in connection with Cephalon acquisition	-	40
Net change to fair value:
Included in earnings - financial expense - net	1	4
Included in accumulated other comprehensive loss	-	7

Carrying value at the end of the period	$(105)	$(98)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	3 Months Ended
Mar. 31, 2013
Financial Instruments And Risk Management Tables [Abstract[
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivative instrument disclosure
The fair value of derivative instruments consists of:
		Fair value
	Reported under	March 31, 2013	December 31, 2012

		U.S. $ in millions
Asset derivatives, comprising interest rate and cross-currency swap agreements, designated as hedging instruments	Other non-current assets	$11	$4

Asset derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current assets	$20	$20

Liability derivatives, comprising interest rate and cross currency swap agreements, designated as hedging instruments	Senior notes and loans	$(83)	$(109)

Liability derivatives, comprising mainly option and forward contracts, not designated as hedging instruments	Other current liabilities	$(38)	$(29)

LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Tables)	3 Months Ended
Mar. 31, 2013
Legal Settlements Acquisition And Restructuring Expenses And Impairment Tables [Abstract]
Legal settlements, impairment and restructuring charges
NOTE 11 – Impairments, loss contingencies, restructuring and others:

Impairments, loss contingencies, restructuring and others consisted of the following:

	Three months ended
	March 31,
	2013	2012
	U.S. $ in millions
Restructuring	$41	$40
Legal settlements and reserves	27	19
Impairments of long-lived assets	15	87
Other expenses	2	3

Total	$85	$149

CERTAIN TRANSACTIONS (Details 6) (Animal Health Business [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
	Mar. 31, 2013	Sep. 14, 2012
Animal Health Business [Member]
Business Acquisition [Line Items]
Divestiture Group Maximum Selling Price		$ 145
Noncash Or Part Noncash Divestiture Amount Of Consideration Receivable	$ 25	$ 50

CERTAIN TRANSACTIONS (Details 7) (USD $)	3 Months Ended
Mar. 31, 2013
Debt Instrument [Line Items]
Prepayment of debt	$ 1,800,000,000
Senior Notes Due 2014 [ Member]
Debt Instrument [Line Items]
Principal amount	1,000,000,000
Stated interest rate	1.70%
Senior Notes Due 2016 [ Member]
Debt Instrument [Line Items]
Principal amount	500,000,000
Stated interest rate	5.55%
Senior Notes Due 2015 [Member]
Debt Instrument [Line Items]
Principal amount	$ 248,000,000
Interest rate description	European Investment Bank floating rate

INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Raw and packaging materials	$ 1,603	$ 1,754
Products in process	767	751
Finished products	2,830	2,871
Materials in transit and payments on account	185	126
Inventories	$ 5,385	$ 5,502

REVENUE RECOGNITION (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Revenue Recognition [Abstract]
Rebates	$ 2,943	$ 2,983
Chargebacks	1,219	1,273
Returns	473	506
Other	276	172
Sales reserves and allowances	$ 4,911	$ 4,934

EQUITY (Details) (USD $) Share data in Millions, unless otherwise specified	0 Months Ended			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Common stock
Ordinary shares, issued	944	944		944
Purchase of treasury shares	$ 200,000,000		$ 533,000,000	$ 200,000,000	$ 533,000,000
Treasury Stock Shares Acquired	5.2		11.9
Stock Repurchase Program, Authorized Amount		3,000,000,000
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Provision for income taxes				53,000,000	(9,000,000)
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Provision for income taxes				1,000,000
Total Reclassification				18,000,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Translation Adjustment [Member] | Financial Expense [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Currency Translation Adjustment Aoci Reclassified Into Financial Expense				$ 17,000,000

ENTITY-WIDE DISCLOSURES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 4,901	$ 5,102
Segment Geographical Groups Of Countries Group One Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	2,441	2,752
Segment Geographical Groups Of Countries Group One Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	895	1,219
Segment Geographical Groups Of Countries Group One Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,480	1,497
Segment Geographical Groups Of Countries Group One Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	66	36
Segment Geographical Groups Of Countries Group Two Member
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	1,494	1,350
Segment Geographical Groups Of Countries Group Two Member | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	873	801
Segment Geographical Groups Of Countries Group Two Member | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	412	368
Segment Geographical Groups Of Countries Group Two Member | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	209	181
Segment Geographical Groups Of Countries Group Three [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	966	1,000
Segment Geographical Groups Of Countries Group Three [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	547	597
Segment Geographical Groups Of Countries Group Three [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	176	209
Segment Geographical Groups Of Countries Group Three [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net Revenue	$ 243	$ 194

FAIR VALUE MEASUREMENT (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Carrying value	$ (98)	$ (139)
Amount realized	(8)	(10)
Net Change In Fair Value Of Level 3 Assets [Abstract]
Fair Value Assets Measured On Recurring Basis Gain Loss Included in earnings financial income	1	4
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Gain (Loss) Included in other comprehensive income (loss)	0	7
Carrying value	(105)	(98)
Fair value of the senior notes, convertible senior debentures and interest rate swap agreements	(9,049)	(10,494)
Fair value of the interest rate swap agreements	0	0
Fair value convertible senior debentures and derivatives liabilities	(2,615)	(2,870)
Fair value, option, credit risk, gains (losses) on assets	3	5
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	(11,664)	(13,364)
Securities At Fair Value	345	541
Securities Amortized Cost	331	533
Securities Gross Unrealized Holding Gains	28	27
Securities Gross Unrealized Holding Losses	14	19
Contingent Consideration In Connection With Cephalon Acquisition	0	40
Cash And Cash Equivalents2011 [Domain]
Total	1,381	2,844
Cash Equivalents [Member] | Level 1 [Member]
Total	1,477	2,956
Cash Equivalents [Member] | Level 2 [Member]
Total	9	(14)
Cash Equivalents [Member] | Level 3 [Member]
Total	(105)	(98)
Money Market Funds [Member]
Cash And Cash Equivalents Fair Value Disclosure	137	331
Money Market Funds [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	137	331
Money Market Funds [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,257	2,548
Demand Deposits [Member] | Level 1 [Member]
Cash And Cash Equivalents Fair Value Disclosure	1,257	2,548
Demand Deposits [Member] | Level 2 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Investments Fair Value Disclosure	25	32
Auction Rate Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Auction Rate Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	25	32
Collateralized Debt Obligations [Member]
Investments Fair Value Disclosure	1	1
Collateralized Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Collateralized Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	1	1
Structured Finance [Member]
Investments Fair Value Disclosure	99	100
Structured Finance [Member] | Level 1 [Member]
Investments Fair Value Disclosure	0	0
Structured Finance [Member] | Level 2 [Member]
Investments Fair Value Disclosure	99	100
Structured Finance [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member]
Investments Fair Value Disclosure	7	5
Other Debt Obligations [Member] | Level 1 [Member]
Investments Fair Value Disclosure	7	5
Other Debt Obligations [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Liability Derivatives [Member]
Derivatives-net	(38)	(29)
Liability Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Liability Derivatives [Member] | Level 2 [Member]
Derivatives-net	(38)	(29)
Liability Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Interest Rate Swap [Member]
Derivatives-net		(109)
Derivatives-net	11	4
Interest Rate Swap [Member] | Level 1 [Member]
Derivatives-net		0
Derivatives-net	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Derivatives-net		(109)
Derivatives-net	11	4
Interest Rate Swap [Member] | Level 3 [Member]
Derivatives-net		0
Derivatives-net	0	0
Cross Currency Interest Rate Contract [Member]
Derivatives-net	(83)
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Derivatives-net	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Derivatives-net	(83)
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Derivatives-net	0
Asset Derivatives [Member]
Derivatives-net	(20)	(20)
Derivative Fair Value Of Derivative Asset	0	0
Asset Derivatives [Member] | Level 1 [Member]
Derivatives-net	0	0
Asset Derivatives [Member] | Level 2 [Member]
Derivatives-net	(20)	(20)
Asset Derivatives [Member] | Level 3 [Member]
Derivatives-net	0	0
Equity Securities [Member]
Investments Fair Value Disclosure	76	72
Equity Securities [Member] | Level 1 [Member]
Investments Fair Value Disclosure	76	72
Equity Securities [Member] | Level 2 [Member]
Investments Fair Value Disclosure	0	0
Equity Securities [Member] | Level 3 [Member]
Investments Fair Value Disclosure	0	0
Business Acquisition Contingent Consideration [Member]
Derivatives-net	(131)	(131)
Business Acquisition Contingent Consideration [Member] | Level 1 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 2 [Member]
Derivatives-net	0	0
Business Acquisition Contingent Consideration [Member] | Level 3 [Member]
Derivatives-net	$ (131)	$ (131)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended
	Dec. 31, 2012 Interest Rate Swap Senior Notes Due 2014 [Member]	Mar. 31, 2011 Interest Rate Swap Senior Notes Due 2014 [Member]	Dec. 31, 2012 Interest Rate Swap Senior Notes Due 2013 [Member]	Mar. 31, 2013 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]	Dec. 31, 2012 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]	Dec. 31, 2011 Currency And Interest Rate Swap Senior Notes Due 2021 [Member]	Mar. 31, 2013 Interest Rate Swap Senior Notes Due 2036 [Member]
Derivative [Line Items]
Principal amount subject to interest rate swap agreements	$ 1,300	$ 250	$ 1,100	$ 875		$ 875	$ 1,000
Description of the interest rate terms of the swap agreement	Teva is currently paying an effective interest rate of three months LIBOR plus an average 0.39% on the $250 million principal amount, as compared to the stated 1.70% fixed rate. Teva is currently paying an effective interest rate of one month LIBOR plus an average 1.306% on the $1.3 billion principal amount, as compared to the stated 2.95% fixed rate.		Teva is currently paying an effective interest rate of 1.61% on the $1.1 billion principal amount, as compared to the stated three months LIBOR plus an average 0.9% rate.	Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.19% on the $250 million principal amount, as compared to the stated 3.65% fixed rate.	Teva pays a fixed rate of 3.85% on the euro principal amount, as compared to the stated 3.65% fixed rate on the dollar principal amount.		Teva is currently paying an effective interest rate of one month LIBOR plus an average 0.3% on the $500 million principal amount, as compared to the stated 6.15% fixed rate.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 1) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Foreign Exchange Contract [Member] | Deferred Taxes And Other Current Assets [Member] | Nondesignated [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	$ 20	$ 20
Foreign Exchange Contract [Member] | Accounts Payable [Member] | Nondesignated [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	(38)	(29)
Interest Rate Swap [Member] | Long Term Investments And Receivables [Member] | Designated As Hedging Instrument [Member]
Derivative Asset, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Asset	11	4
Interest Rate Swap [Member] | Senior Notes And Loans [Member] | Designated As Hedging Instrument [Member]
Derivative Liability, Fair Value, Net [Abstract]
Derivative Fair Value Of Derivative Liability	$ (83)	$ (109)

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Details 2) (Financial Expenses Net [Member], USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Foreign Exchange Contract [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 2	$ 14
Swap [Member]
Derivative Instruments Gain Loss [Line Items]
Gain (loss) recognized in earnings for the period on derivative contracts	$ 10	$ 5

LOSS CONTINGENCIES IMPAIRMENTS SETTLEMENTS AND OTHER (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Impairment Of Long Lived Assets And Contingent Consideration [Line Items]
Legal settlements and reserves	$ 27	$ 19
Impairment of long-lived assets	15	87
Restructuring and acquisition expenses	41	40
Contingent consideration	2	3
Total	$ 85	$ 149

CONTINGENCIES (Details) (USD $)	0 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	0 Months Ended	3 Months Ended
	Mar. 31, 2012	Jan. 03, 2011	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2007	May 31, 2007	Jan. 02, 2012	Mar. 31, 2013 Barr and Duramed products [Member]	Mar. 31, 2013 Teva And Subsidiaries [Member]	Mar. 31, 2013 Teva And Subsidiaries [Member]
Approximate number of product liability cases								6,000		4,400
Approximate number of pending cases								198
Approximate number of cases that have been dismissed								5,800		4,000
Parties To A Tort Proceeding Cases Against Teva In Philadelphia Court									40.00%
Intellectual Property Matters [Abstract]
Annual sales of Zyprexa						$ 180,000,000
Annual sales of Protonix					2,500,000,000
Annual Sales Of Pantoprazole		1,100,000,000
Claims For Damages And Prejudgment Interest Against Teva							2,100,000,000
Provision Relating To Pending Patent Litigation				670,000,000
Loss Estimation Relating To Pending Patent Litigation				1,400,000,000
Annual Sales Of Provigil During Settlement Agreements			500,000,000
Annual Sales Of Provigilwhen Genericlaunched	1,000,000,000
Annual Sales Of Wellbutrin			1,000,000,000
Damages Caused By Sun Pharmaceutical Industries							$ 960,000,000